AXS Tactical Income Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 99.4%
43,086	Alerian MLP ETF	$2,067,266
46,843	iShares 0-5 Year High Yield Corporate Bond ETF	1,976,775
74,793	iShares Fallen Angels USD Bond ETF	1,958,829
23,072	iShares Interest Rate Hedged High Yield Bond ETF	1,961,120
38,814	Janus Henderson AAA CLO ETF	1,974,856
40,130	Janus Henderson B-BBB CLO ETF	1,973,593
46,966	SPDR Blackstone Senior Loan ETF	1,963,179
27,582	SPDR Bloomberg Convertible Securities ETF	1,987,559
20,952	SPDR Bloomberg High Yield Bond ETF	1,975,145
114,133	VanEck BDC Income ETF	1,952,816
31,189	Vanguard Emerging Markets Government Bond ETF	1,962,100
24,820	Vanguard Intermediate-Term Corporate Bond ETF	1,983,863
25,629	Vanguard Short-Term Corporate Bond ETF	1,980,481
40,944	Vanguard Short-Term Inflation-Protected Securities Index Fund	1,987,422
34,159	Vanguard Short-Term Treasury ETF	1,980,880
88,964	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	1,983,897
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $31,422,565)	31,669,781
	SHORT-TERM INVESTMENTS — 0.8%
259,797	Fidelity Investments Money Market Government Portfolio - Class I, 5.13%[1]	259,797
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $259,797)	259,797
	TOTAL INVESTMENTS — 100.2%
	(Cost $31,682,362)	31,929,578
	Liabilities in Excess of Other Assets — (0.2)%	(51,590)
	TOTAL NET ASSETS — 100.0%	$31,877,988

ETF – Exchange-Traded Fund
BDC – Business Development Company

[1]The rate is the annualized seven-day yield at period end.